PORTFOLIO OF INVESTMENTS – as of March 31, 2020 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 98.0% of Net Assets
	Australia – 3.5%
6,098,950	AMP Ltd.(a)	$4,980,661
757,600	Brambles Ltd.	4,896,933
650,058	Orica Ltd.	6,085,335

		15,962,929

	Canada – 1.8%
1,728,967	Cenovus Energy, Inc.	3,489,140
134,600	Open Text Corp.	4,706,648

		8,195,788

	China – 1.9%
3,700	Alibaba Group Holding Ltd., Sponsored ADR(a)	719,576
47,134	Baidu, Inc., Sponsored ADR(a)	4,750,636
136,900	Trip.com Group Ltd., ADR(a)	3,210,305

		8,680,517

	Finland – 1.2%
204,214	UPM-Kymmene Oyj	5,568,284

	France – 10.7%
355,948	Accor S.A.	9,562,907
549,591	BNP Paribas S.A.(b)	16,045,428
190,822	Bureau Veritas S.A.	3,596,782
31,200	EssilorLuxottica S.A.	3,303,290
336,848	Publicis Groupe S.A.	9,626,749
432,600	Valeo S.A.	7,040,891

		49,176,047

	Germany – 18.0%
77,010	Allianz SE, (Registered)	13,114,603
213,930	Bayer AG, (Registered)	12,257,855
338,600	Bayerische Motoren Werke AG	17,285,252
213,559	Continental AG	15,226,382
583,814	Daimler AG, (Registered)	17,435,114
31,500	Henkel AG & Co. KGaA	2,313,922
970,800	thyssenkrupp AG(a)	5,113,363

		82,746,491

	India – 0.8%
710,175	Axis Bank Ltd.	3,550,649

	Indonesia – 0.5%
7,798,000	Bank Mandiri Persero Tbk PT	2,217,064

	Ireland – 2.5%
220,802	Ryanair Holdings PLC, Sponsored ADR(a)	11,722,378

Shares	Description	Value (†)
Common Stocks – continued
	Italy – 3.4%
9,707,300	Intesa Sanpaolo SpA	$15,706,987

	Japan – 3.8%
590,200	Komatsu Ltd.	9,551,452
132,600	Toyota Motor Corp.	7,991,124

		17,542,576

	Korea – 2.9%
77,850	NAVER Corp.	10,823,828
69,000	Samsung Electronics Co. Ltd.	2,682,823

		13,506,651

	Mexico – 0.9%
691,500	Grupo Televisa SAB, Sponsored ADR	4,010,700

	Netherlands – 2.3%
207,944	EXOR NV	10,717,256

	South Africa – 2.1%
68,635	Naspers Ltd., N Shares	9,754,020

	Sweden – 6.0%
740,555	Hennes & Mauritz AB, B Shares	9,476,728
640,700	SKF AB, B Shares	8,730,923
782,800	Volvo AB, B Shares	9,304,305

		27,511,956

	Switzerland – 11.7%
127,900	Cie Financiere Richemont S.A., (Registered)	6,836,745
1,938,934	Credit Suisse Group AG, (Registered)(b)	15,649,810
11,907,080	Glencore PLC(b)	18,021,932
9,030	Kuehne & Nagel International AG, (Registered)	1,230,072
165,421	LafargeHolcim Ltd., (Registered)	6,036,792
30,555	Swatch Group AG (The)	6,000,955

		53,776,306

	Taiwan – 0.1%
83,000	Taiwan Semiconductor Manufacturing Co. Ltd.	747,192

	United Kingdom – 23.9%
492,967	Ashtead Group PLC	10,654,968
313,181	Bunzl PLC	6,268,830
2,537,000	CNH Industrial NV	14,448,945
66,462	Ferguson PLC	4,109,509
2,706,800	G4S PLC	3,078,721
133,426	Liberty Global PLC, Class C(a)	2,096,122
397,721	Liberty Global PLC, Class A(a)	6,566,374
38,536,300	Lloyds Banking Group PLC	15,065,807
553,000	Prudential PLC	6,929,001
42,500	Reckitt Benckiser Group PLC	3,237,462
1,964,000	Rolls-Royce Holdings PLC	8,300,742

Shares	Description	Value (†)
Common Stocks – continued
	United Kingdom – continued
4,900,700	Royal Bank of Scotland Group PLC	$6,757,448
314,189	Schroders PLC	9,605,390
100	Schroders PLC, (Non Voting)	2,608
307,800	Smiths Group PLC	4,640,755
1,199,900	WPP PLC	8,158,035

		109,920,717

	Total Common Stocks (Identified Cost $755,943,463)	451,014,508

Preferred Stocks – 0.4%
	Germany – 0.4%
24,800	Henkel AG & Co. KGaA, (Identified Cost $2,551,720)	1,983,543

Principal Amount
Short-Term Investments – 1.7%
$7,788,177	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $7,788,177 on 4/01/2020 collateralized by $7,895,000 U.S. Treasury Note, 0.500% due 3/15/2023 valued at $7,946,539 including accrued interest(c) (Identified Cost $7,788,177)	7,788,177

	Total Investments – 100.1% (Identified Cost $766,283,360)	460,786,228
	Other assets less liabilities – (0.1)%	(448,523)

	Net Assets – 100.0%	$460,337,705

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2020, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$411,726,172	89.4%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

CHF	Swiss Franc

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2020, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	6/17/2020	CHF	B	666,000	$684,569	$694,459	$9,890
State Street Bank and Trust Company	6/17/2020	CHF	S	4,286,000	4,409,465	4,469,146	(59,681)

Total							$(49,791)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$15,962,929	$—	$15,962,929
Finland	—	5,568,284	—	5,568,284
France	—	49,176,047	—	49,176,047
Germany	—	82,746,491	—	82,746,491
India	—	3,550,649	—	3,550,649
Indonesia	—	2,217,064	—	2,217,064
Italy	—	15,706,987	—	15,706,987
Japan	—	17,542,576	—	17,542,576
Korea	—	13,506,651	—	13,506,651
Netherlands	—	10,717,256	—	10,717,256
South Africa	—	9,754,020	—	9,754,020
Sweden	—	27,511,956	—	27,511,956
Switzerland	—	53,776,306	—	53,776,306
Taiwan	—	747,192	—	747,192
United Kingdom	8,662,496	101,258,221	—	109,920,717
All Other Common Stocks*	32,609,383	—	—	32,609,383

Total Common Stocks	41,271,879	409,742,629	—	451,014,508

Preferred Stocks*	—	1,983,543	—	1,983,543
Short-Term Investments	—	7,788,177	—	7,788,177

Total Investments	$41,271,879	$419,514,349	$—	$460,786,228

Forward Foreign Currency Contracts (unrealized appreciation)	—	9,890	—	9,890

Total	$41,271,879	$419,524,239	$—	$460,796,118

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	—	(59,681)	—	(59,681)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holding of foreign securities. During the period ended March 31, 2020, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of March 31, 2020:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$9,890

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(59,581)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

The Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2020:

Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
$ 9,890	$—

Industry Summary at March 31, 2020 (Unaudited)

Banks	13.0%
Automobiles	9.3
Machinery	9.1
Media	6.6
Capital Markets	5.5
Metals & Mining	5.0
Auto Components	4.8
Trading Companies & Distributors	4.6
Insurance	4.3
Textiles, Apparel & Luxury Goods	3.5
Diversified Financial Services	3.4
Interactive Media & Services	3.3
Internet & Direct Marketing Retail	3.0
Pharmaceuticals	2.7
Airlines	2.5
Hotels, Restaurants & Leisure	2.1
Specialty Retail	2.1
Other Investments, less than 2% each	13.6
Short-Term Investments	1.7

Total Investments	100.1
Other assets less liabilities (including forward foreign currency contracts)	(0.1)

Net Assets	100.0%

Currency Exposure Summary at March 31, 2020 (Unaudited)

Euro	39.1%
British Pound	22.9
United States Dollar	8.8
Swiss Franc	7.8
Swedish Krona	6.0
Japanese Yen	3.8
Australian Dollar	3.5
South Korean Won	2.9
South African Rand	2.1
Other, less than 2% each	3.2

Total Investments	100.1
Other assets less liabilities (including forward foreign currency contracts)	(0.1)

Net Assets	100.0%